Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit cost	$ 8,585	$ 7,493	$ 7,168
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	8,383	7,322	7,020
Defined benefit plans	64	48	48
Defined benefit plans	138	123	100
Employee benefit cost	$ 8,585	$ 7,493	$ 7,168